Payments, Details - USD ($) $ in Thousands	Amount	Type	Country	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 0	Taxes	CHILE	Corporacion de Fomento de la Produccion de Chile (Corfo) [Member]	Salar de Atacama [Member]	Lithium [Member]	Energy Storage [Member]	Well
#: 2
	55,468	Taxes	CHILE	Tesoreria General de la Republica [Member]	Salar de Atacama [Member]	Lithium [Member]	Energy Storage [Member]	Well
#: 3
	567	Taxes	CHILE	Various local Chilean municipalities/communities [Member]	Salar de Atacama [Member]	Lithium [Member]	Energy Storage [Member]	Well
#: 4
	232,336	Royalties	CHILE	Corporacion de Fomento de la Produccion de Chile (Corfo) [Member]	Salar de Atacama [Member]	Lithium [Member]	Energy Storage [Member]	Well
#: 5
	0	Royalties	CHILE	Tesoreria General de la Republica [Member]	Salar de Atacama [Member]	Lithium [Member]	Energy Storage [Member]	Well
#: 6
	0	Royalties	CHILE	Various local Chilean municipalities/communities [Member]	Salar de Atacama [Member]	Lithium [Member]	Energy Storage [Member]	Well
#: 7
	0	Fees	CHILE	Corporacion de Fomento de la Produccion de Chile (Corfo) [Member]	Salar de Atacama [Member]	Lithium [Member]	Energy Storage [Member]	Well
#: 8
	0	Fees	CHILE	Tesoreria General de la Republica [Member]	Salar de Atacama [Member]	Lithium [Member]	Energy Storage [Member]	Well
#: 9
	0	Fees	CHILE	Various local Chilean municipalities/communities [Member]	Salar de Atacama [Member]	Lithium [Member]	Energy Storage [Member]	Well
#: 10
	0	Comm. Social Resp.	CHILE	Corporacion de Fomento de la Produccion de Chile (Corfo) [Member]	Salar de Atacama [Member]	Lithium [Member]	Energy Storage [Member]	Well
#: 11
	0	Comm. Social Resp.	CHILE	Tesoreria General de la Republica [Member]	Salar de Atacama [Member]	Lithium [Member]	Energy Storage [Member]	Well
#: 12
	58,623	Comm. Social Resp.	CHILE	Various local Chilean municipalities/communities [Member]	Salar de Atacama [Member]	Lithium [Member]	Energy Storage [Member]	Well
#: 13
	0	Taxes	JORDAN	Amman Court of First Instance [Member]	Safi [Member]	Bromine [Member]	Energy Storage [Member]	Well
#: 14
	3,036	Taxes	JORDAN	Income Tax Department [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 15
	0	Taxes	JORDAN	Jordan Customs [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 16
	0	Taxes	JORDAN	Ministry of Culture [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 17
	0	Taxes	JORDAN	Ministry of Environment [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 18
	0	Taxes	JORDAN	Ministry of Finance [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 19
	0	Taxes	JORDAN	Ministry of Water and Irrigation [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 20
	0	Taxes	JORDAN	Social Security [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 21
	0	Royalties	JORDAN	Amman Court of First Instance [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 22
	0	Royalties	JORDAN	Income Tax Department [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 23
	0	Royalties	JORDAN	Jordan Customs [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 24
	0	Royalties	JORDAN	Ministry of Culture [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 25
	0	Royalties	JORDAN	Ministry of Environment [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 26
	1,826	Royalties	JORDAN	Ministry of Finance [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 27
	0	Royalties	JORDAN	Ministry of Water and Irrigation [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 28
	0	Royalties	JORDAN	Social Security [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 29
	100	Fees	JORDAN	Amman Court of First Instance [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 30
	0	Fees	JORDAN	Income Tax Department [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 31
	222	Fees	JORDAN	Jordan Customs [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 32
	0	Fees	JORDAN	Ministry of Culture [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 33
	459	Fees	JORDAN	Ministry of Environment [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 34
	0	Fees	JORDAN	Ministry of Finance [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 35
	2,289	Fees	JORDAN	Ministry of Water and Irrigation [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 36
	3,780	Fees	JORDAN	Social Security [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 37
	0	Comm. Social Resp.	JORDAN	Amman Court of First Instance [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 38
	0	Comm. Social Resp.	JORDAN	Income Tax Department [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 39
	0	Comm. Social Resp.	JORDAN	Jordan Customs [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 40
	282	Comm. Social Resp.	JORDAN	Ministry of Culture [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 41
	0	Comm. Social Resp.	JORDAN	Ministry of Environment [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 42
	0	Comm. Social Resp.	JORDAN	Ministry of Finance [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 43
	0	Comm. Social Resp.	JORDAN	Ministry of Water and Irrigation [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 44
	0	Comm. Social Resp.	JORDAN	Social Security [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 45
	2,402	Taxes	UNITED STATES	United States Federal Government [Member]	Albemarle Corporation [Member]	Lithium and Bromine [Member]	Energy Storage and Specialties [Member]	Well
#: 46
	0	Royalties	UNITED STATES	United States Federal Government [Member]	Albemarle Corporation [Member]	Lithium and Bromine [Member]	Energy Storage and Specialties [Member]	Well
#: 47
	0	Fees	UNITED STATES	United States Federal Government [Member]	Albemarle Corporation [Member]	Lithium and Bromine [Member]	Energy Storage and Specialties [Member]	Well
#: 48
	0	Comm. Social Resp.	UNITED STATES	United States Federal Government [Member]	Albemarle Corporation [Member]	Lithium and Bromine [Member]	Energy Storage and Specialties [Member]	Well
#: 49
	1,529	Taxes	ARGENTINA	Federal Administration of Public Revenue [Member]	Antofalla [Member]	Lithium [Member]	Energy Storage [Member]	Well
#: 50
	0	Royalties	ARGENTINA	Federal Administration of Public Revenue [Member]	Antofalla [Member]	Lithium [Member]	Energy Storage [Member]	Well
#: 51
	0	Fees	ARGENTINA	Federal Administration of Public Revenue [Member]	Antofalla [Member]	Lithium [Member]	Energy Storage [Member]	Well
#: 52
	$ 0	Comm. Social Resp.	ARGENTINA	Federal Administration of Public Revenue [Member]	Antofalla [Member]	Lithium [Member]	Energy Storage [Member]	Well